Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Apr. 30, 2024	Jan. 31, 2024	Jan. 31, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 1,462,812	$ 1,456,617	$ 1,404,856
Less: Accumulated depreciation	(722,507)	(681,693)	(507,121)
Net Property and Equipment	740,305	774,924	897,735
Lab equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	144,585	144,585	144,585
Machinery and equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,298,584	1,292,389	1,240,628
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 19,643	$ 19,643	$ 19,643